BUSINESS SEGMENT INFORMATION (Details Textuals) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Loss from impairment of intangible assets	11	10	0
Net gain (loss) on foreign currency transactions	2,311	2,619	1,059
Gain on remeasurement of interest in Redecard S.A. (Note 3.1.b)	0	4,530	0
Bargain purchase gain (Note 3.1.a)	0	830	0
NET INCOME ATTRIBUTABLE TO ITAU UNIBANCO	11,067	14,085	4,849
Amount Not Considered In Segment Reporting Information [Member]
Partial Reversal Of Additional Allowance For Loan and Lease Losses	1,038
Effect Of Refis	145	292
Provision For Losses Arising From Economic Plans	(467)	(191)	(174)
Income Tax Reconciliation, Tax Contingencies	(380)
Employee Benefits and Share-based Compensation	(35)
Provision For Gain Arising From Economic Plans		228	233
Amortization Of Goodwill		(390)	(223)
Impact Of Change In Strategic Partnership		(363)
Recognition Of Additional Allowance For Loans Losses			(3,089)
Sale Of Interest and Impairment Of Investment			(29)
Effects Of Adoption Of Law			(136)
Gain Recognized Under Accounting Practices Adopted In Domestic Country			5,183
Recognition Of Integration and Restructuring Provisions			(888)
NET INCOME ATTRIBUTABLE TO ITAU UNIBANCO			652
Equalization Of Accounting Criteria Related With Transaction With Entity			(1,414)
Other Nonrecurring Events Expenses			(30)
Differences Between Measurement Of Net Income Based On Managment Reports and Under Us Gaap [Member]
Provision for Loan Losses Expensed	703	468
Amortization of Acquired Intangible Assets	(2,156)	(1,611)
Loss from impairment of intangible assets	(272)
Net gain (loss) on foreign currency transactions	617	1,583
Stock or Unit Option Plan Expense	(66)	(502)
Derivative, Gain (Loss) on Derivative, Net	(142)	(23)
Adjustment Of Excess Portion Of Deferred Tax Assets	(336)	(224)
Other Differences In Measurement Criteria	(617)
Amortization Of Goodwill		543
Gain on remeasurement of interest in Redecard S.A. (Note 3.1.b)		2,717
Gain On Exchange Of Insurance Operations		562
Bargain purchase gain (Note 3.1.a)		830